UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine                 Westport, CT            5/15/08
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   35
                                               -------------

Form 13F Information Table Value Total:             $183,785
                                               -------------
                                 (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number        Name


       1.     28-12871                CHARTER OAK MANAGEMENT GP LLC,
                                      GENERAL PARTNER



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                                                  Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ --------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS    SOLE  SHARED NONE
------------------------------ --------------- --------- -------- ------- --- ---- ---------- -------- -------- ------ -----
ABBOTT LABS                    COM             002824100   5,515  100,000 SH          SOLE              100,000    0     0
AFFYMAX INC                    COM             00826A109   1,012   71,788 SH          SOLE               71,788    0     0
AT&T INC                       COM             00206R102   9,879  257,925 SH          SOLE              257,925    0     0
BAKER HUGHES INC               COM             057224107  10,275  150,000 SH          SOLE              150,000    0     0
CADBURY SCHWEPPES PLC          ADR             127209302   6,449  145,832 SH          SOLE              145,832    0     0
CALPINE CORP                   COM NEW         131347304   9,210  500,000 SH          SOLE              500,000    0     0
COMMSCOPE INC                  COM             203372107   2,090   60,000 SH          SOLE               60,000    0     0
CONAGRA FOODS INC              COM             205887102   4,060  169,509 SH          SOLE              169,509    0     0
DEERE & CO                     COM             244199105   4,022   50,000 SH          SOLE               50,000    0     0
ENERGIZER HLDGS INC            COM             29266R108     905   10,000 SH          SOLE               10,000    0     0
ENERGYSOUTH INC                COM             292970100   3,761   72,061 SH          SOLE               72,061    0     0
KEY ENERGY SVCS INC            COM             492914106  12,180  907,596 SH          SOLE              907,596    0     0
LIFE TIME FITNESS INC          COM             53217R207   4,213  135,000 SH          SOLE              135,000    0     0
LINCOLN NATL CORP IND          COM             534187109   7,368  141,691 SH          SOLE              141,691    0     0
LOWES COS INC                  COM             548661107   2,294  100,000 SH          SOLE              100,000    0     0
MORTONS RESTAURANT GRP INC N   COM             619430101     209   26,306 SH          SOLE               26,306    0     0
MURPHY OIL CORP                COM             626717102  12,105  147,367 SH          SOLE              147,367    0     0
MYLAN INC                      COM             628530107   6,220  536,230 SH          SOLE              536,230    0     0
NOBLE CORPORATION              SHS             G65422100   4,967  100,000 SH          SOLE              100,000    0     0
NOKIA CORP                     SPONSORED ADR   654902204   1,910   60,000 SH          SOLE               60,000    0     0
O REILLY AUTOMOTIVE INC        COM             686091109   1,895   66,429 SH          SOLE               66,429    0     0
POWERWAVE TECHNOLOGIES INC     COM             739363109     745  292,320 SH          SOLE              292,320    0     0
PREMIER EXHIBITIONS INC        COM             74051E102   3,204  530,435 SH          SOLE              530,435    0     0
RADNET INC                     COM             750491102   5,640  801,145 SH          SOLE              801,145    0     0
RELIANT ENERGY INC             COM             75952B105  14,646  619,264 SH          SOLE              619,264    0     0
SMITH INTL INC                 COM             832110100   6,246   97,246 SH          SOLE               97,246    0     0
STREETTRACKS GOLD TR           GOLD SHS        863307104     879    9,724 SH          SOLE                9,724    0     0
TALISMAN ENERGY INC            COM             87425E103  10,795  609,902 SH          SOLE              609,902    0     0
TD AMERITRADE HLDG CORP        COM             87236Y108   3,848  233,067 SH          SOLE              233,067    0     0
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209   9,218  199,564 SH          SOLE              199,564    0     0
TIME WARNER INC                COM             887317105   3,043  217,065 SH          SOLE              217,065    0     0
TRANSMONTAIGNE PARTNERS L P    COM UNIT L P    89376V100   3,745  132,058 SH          SOLE              132,058    0     0
VELOCITY EXPRESS CORP          COM PAR NEW     92257T707     474  364,857 SH          SOLE              364,857    0     0
WAL MART STORES INC            COM             931142103   6,668  126,571 SH          SOLE              126,571    0     0
WILLIAMS PARTNERS L P          COM UNIT L P    96950F104   4,095  130,000 SH          SOLE              130,000    0     0

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